Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of inventories
Leaf tobacco	$ 885	$ 997
Other raw materials	44	44
Work in process	60	64
Finished products	139	122
Other	24	25
Total	1,152	1,252
Less LIFO allowance	185	197
Inventory Net	967	1,055
Inventories (Textual) [Abstract]
Inventories under LIFO Method	466	600
Expenses (Income) from LIFO inventory changes	$ 12	$ 7	$ 78